                           As filed January 23, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                           Pre-Effective Amendment No.1            /X/
                          Post-Effective Amendment No.             / /
                        (Check appropriate box or boxes)

                               Delaware VIP Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
                        (Area Code and Telephone Number)

                               One Commerce Square
                             Philadelphia, PA 19103
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                          Richelle S. Maestro, Esquire
                               One Commerce Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

 Title of the securities being registered: Shares of Beneficial Interest - No Par
  Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant  hereby amends this  Registration  Statement on such date or dates as may be  necessary  to delay its  effective  date until  Registrant  shall file a further  amendment that  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities Act of 1933, as amended,  or until this Registration  Statement shall become  effective  on such date as the  Commission,  acting  pursuant to Section
8(a), shall determine.

          Delaware VIP Trust has executed this Registration Statement.

Part A PROSPECTUS/PROXY STATEMENT

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of
Delaware  VIP  Trust  (the  "Registrant")  incorporates  by  reference  Part  A, contained in the  Registration  Statement on Form N-14 of the  Registrant  filed with the U.S.  Securities and Exchange Commission on January 21, 2003 (Accession
No. 0001137439-03-000005).

Part B STATEMENT OF ADDITIONAL INFORMATION

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of
Delaware  VIP  Trust  (the  "Registrant")  incorporates  by  reference  Part  B, contained in the  Registration  Statement on Form N-14 of the  Registrant  filed with the U.S.  Securities and Exchange Commission on January 21, 2003 (Accession
No. 0001137439-03-000005).

                               DELAWARE VIP TRUST
                       FILE NOS. 333-102633 & 811-5162

                                    FORM N-14

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 15.       Indemnification

               Article  VI of the  By-laws  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed December 14,
               1999.

Item 16.       Exhibits

     (1)  Copies of the charter of the Registrant as now in effect;

          (a)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed December 14, 1999.

               (i)  Form of Amended and Restated  Agreement and  Declaration  of
                    Trust   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

          (b)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed December 14, 1999.

               (i)  Form of Amendment No. 1 to Certificate of Trust incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 36 filed April 30, 2002.

     (2)  Copies of the Existing  By-laws or  corresponding  instruments  of the
          Registrant;

          (a)  By-laws  (December  17,  1998)  incorporated  into this filing by reference to  Post-Effective  Amendment No. 29 filed December 14,
               1999.

          (b)  Form of  Amended  and  Restated  By-laws  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 36 filed
               April 30, 2002.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Registrant;

          Not applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it;

          Form  of Plan  of  Reorganization  is  included  in this  registration statement as Exhibit A to the Joint Proxy/Prospectus Statement.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the Articles of Incorporation or By-laws of the Registrant;

          (a)  Agreement and  Declaration  of Trust.  Articles III, V, and VI of
               the Agreement and  Declaration  of Trust  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 29 filed
               December 14, 1999.

               (i)  Form of Amended and Restated  Agreement and  Declaration  of
                    Trust.  Articles III, V, and VI of the Form of Agreement and
                    Declaration  of  Trust  incorporated  into  this  filing  by reference to Post-Effective Amendment No. 36 filed April 30,
                    2002.

          (b)  By-laws.  Article II of the By-laws incorporated into this filing by reference to  Post-Effective  Amendment No. 29 filed  December
               14, 1999.

               (i)  Form of  Amended  and  Restated  By-laws.  Article II of the
                    By-laws  incorporated  into  this  filing  by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
               February 8, 2002.

               (i)  Executed  Amendment  No. 1 (August 20, 2000) to Exhibit A of
                    the  Investment   Management   Agreement   between  Delaware
                    Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed
                    April 30, 2001.

          (b)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between Delaware International  Advisers, Ltd. and the Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 34 filed April 30, 2001.

          (c)  Executed  Sub-Advisory  Agreement  (December  15,  1999)  between
               Delaware  Management  Company  (a series of  Delaware  Management
               Business  Trust) and  Delaware  International  Advisers  Ltd.  on
               behalf of Strategic Income Series  incorporated  into this filing by reference to  Post-Effective  Amendment No. 34 filed April 30,
               2001.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a)  Executed Distribution Agreement (April 19, 2001) between Delaware
               Distributors,  L.P. and the  Registrant  on behalf of each Series incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

          (b)  Executed Financial  Intermediary  Distribution Agreement (January
               1,  2001)  between  Delaware   Distributors,   L.P.  and  Lincoln
               Financial   Distributors,   Inc.  on  behalf  of  the  Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

               (i)  Executed   Appendix  A  (December  20,  2001)  to  Financial
                    Intermediary  Distribution  Agreement incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    February 8, 2002.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such;

          Not applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act for securities  and similar  investments of the Registrant, including the schedule of remuneration;

          (a)  Custodian  Agreement  (May 1, 1996)  between The Chase  Manhattan
               Bank  and  the  Registrant   incorporated  into  this  filing  by
               reference to  Post-Effective  Amendment  No. 18 filed October 29,
               1996.

               (i)  Letter (December 27, 1996) adding the High-Yield Opportunity
                    Series to Schedule A of the Global Custody Agreement between
                    The Chase  Manhattan  Bank and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 36 filed April 30, 2002.

               (ii) Amendment (November 20, 1997) to Custodian Agreement between
                    The Chase  Manhattan  Bank and the  Registrant  on behalf of each Series  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 22 filed January 15, 1998.

               (iii)Letter (May 1, 1997) adding  Convertible  Securities Series,
                    Devon Series,  Emerging  Markets  Series,  Social  Awareness
                    Series  and   Strategic   Income  Series  to  the  Custodian
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 24 filed April 27, 1998.

               (iv) Letter  (April 30, 1998) adding REIT Series to the Custodian
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 25 filed February 12, 1999.

               (v)  Letter (May 1, 1999) adding  Aggressive Growth Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 28 filed October 15, 1999.

               (vi) Letter  (October 15, 1999) adding U.S.  Growth Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 34 filed April 30, 2001.

               (vii)Letter   (August  21,  2000)  adding  the   Technology   and
                    Innovation  Series to the  Custodian  Agreement  between The
                    Chase  Manhattan Bank and the Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 34 filed April 30, 2001.

               (viii) Letter  (January  17, 2002) adding the Trend Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 35 filed February 8, 2002.

          (b)  Executed Securities Lending Agreement (December 22, 1998) between
               The Chase  Manhattan  Bank and the Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 36 filed
               April 30, 2002.

               (i)  Executed  Amendment  (October 3, 2001) to Securities Lending
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

     (10) Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation  of the plan,  and copies of any plan  entered  into by
          Registrant  pursuant to Rule 18f-3 under the 1940 Act,  any  agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Registrant's trustees describing any action to revoke the plan;

          (a)  Rule 12b-1 Plan (April 19, 2001) incorporated into this filing by reference  to  Post-Effective  Amendment  No. 34 filed  April 30,
               2001.

          (b)  Rule 18f-3 Plan (November 16, 2000) incorporated into this filing by reference to  Post-Effective  Amendment No. 34 filed April 30,
               2001.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          Opinion and Consent of Counsel for Registrant  incorporated  into this
          Filing by reference to  Post-Effective  Amendment No. 32 filed June 5,
          2000.

     (12) An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

          Form of Tax Opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to
          shareholders  discussed  in  the  Joint   Proxy/Prospectus   Statement
          incorporated   into  this   Filing  by   reference   to   Registrant's
          Registration Statement as filed January 21, 2003.

     (13) Copies of all  material  contracts of the  Registrant  not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing of the registration statement;

          (a)  Executed Shareholders Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

          (b)  Executed  Delaware  Group  of  Funds  Fund  Accounting  Agreement
               (August 19, 1996) (Module) between Delaware Service Company, Inc.
               and the Registrant  incorporated into this filing by reference to
               Post-Effective Amendment No. 18 filed October 29, 1996.

               (i)  Executed  Amendment  No. 24 (June 26,  2001) to the Delaware
                    Group of Funds Fund Accounting  Agreement  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act;

          Consent of Independent  Public Auditors  incorporated into this filing by reference to Registrant's  Registration  Statement as filed January
          21, 2003.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

          Power of Attorney  (January 9, 2001)  incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

     (17) Any additional exhibits which the Registrant may wish to file.

          Not applicable.

Item 17. Undertakings

     (1)  The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act of 1933, as amended,  (the "1933 Act"),  the reoffering prospectus will contain the  information  called for by the applicable registration  form  for  reofferings  by  persons  who  may be  deemed underwriters,  in addition to the information  called for by the other items of the applicable form.

     (2)  The undersigned  Registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The  undersigned  Registrant  undertakes  to file,  by  Post-Effective
          Amendment, a copy of the Opinion of Counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

     (4)  Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the
          Securities and Exchange  Commission  such  indemnification  is against
          public   policy   as   expressed   in  the  Act  and  is,   therefore,
          unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee,  officer or  controlling  person of the
          Registrant  in  the  successful   defense  of  any  action,   suit  or
          proceeding) is asserted by such Trustee, officer or controlling person in connection  with the securities  being  registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled
          by   controlling   precedent,   submit  to  a  court  of   appropriate
          jurisdiction  the  question  whether  such  indemnification  by  it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

As  required by the  Securities  Act of 1933,  as amended,  (the "1933 Act") the registration  statement has been signed on behalf of the  registrant in the City of  Philadelphia,  and the  Commonwealth  of  Pennsylvania  on the  21st  day of
January, 2003.

                                    DELAWARE VIP TRUST

                                    /s/ David K. Downes
                                    By:      David K. Downes
                                    Title:   Chief Executive Officer

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Name:                          Title:                           Date:

/s/ David K. Downes            President/Chief Executive        January 21, 2003
-------------------            Officer/Chief Financial
David K. Downes                Officer (Principal Executive
                               Officer/Principal Accounting
                               Officer) and Trustee

/s/ John H. Durham*            Trustee                          January 21, 2003
-------------------
John H. Durham

/s/ Anthony D. Knerr*          Trustee                          January 21, 2003
---------------------
Anthony D. Kneer

/s/ Anne R. Leven*             Trustee                          January 21, 2003
------------------
Ann R. Leven

/s/ Thomas F. Madison*         Trustee                          January 21, 2003
----------------------
Thomas F. Madison

/s/ John A. Fry*               Trustee                          January 21, 2003
----------------
John A. Fry

/s/ Walter P. Babich*          Trustee                          January 21, 2003
---------------------
Walter P. Babich

/s/ Janet L. Yeomans*          Trustee                          January 21, 2003
---------------------
Janet L. Yeomans

* By     /s/ David K. Downes
         -------------------
         David K. Downes, Chief Executive Officer
         Attorney-in-Fact (Pursuant to a Power of Attorney)

SIGNATURES

As  required by the  Securities  Act of 1933,  as amended,  (the "1933 Act") the registration  statement has been signed on behalf of the  registrant in the City of  Philadelphia,  and the  Commonwealth  of  Pennsylvania  on the  23rd  day of
January, 2003.

                                    DELAWARE VIP TRUST

                                    /s/ David K. Downes
                                    By:      David K. Downes
                                    Title:   Chief Executive Officer

As  required  by  the  1933  Act,  this  pre-effective  amendment  no.  1 to the registration  statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.

Name:                          Title:                           Date:

/s/ David K. Downes            President/Chief Executive        January 23, 2003
-------------------            Officer/Chief Financial
David K. Downes                Officer (Principal Executive
                               Officer/Principal Accounting
                               Officer) and Trustee

/s/ John H. Durham*            Trustee                          January 23, 2003
-------------------
John H. Durham

/s/ Anthony D. Knerr*          Trustee                          January 23, 2003
---------------------
Anthony D. Kneer

/s/ Anne R. Leven*             Trustee                          January 23, 2003
------------------
Ann R. Leven

/s/ Thomas F. Madison*         Trustee                          January 23, 2003
----------------------
Thomas F. Madison

/s/ John A. Fry*               Trustee                          January 23, 2003
----------------
John A. Fry

/s/ Walter P. Babich*          Trustee                          January 23, 2003
---------------------
Walter P. Babich

/s/ Janet L. Yeomans*          Trustee                          January 23, 2003
---------------------
Janet L. Yeomans

* By     /s/ David K. Downes
         -------------------
         David K. Downes, Chief Executive Officer
         Attorney-in-Fact (Pursuant to a Power of Attorney)